CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue, net	$ 463,755	$ 1,024,510	$ 657,131	$ 1,121,029
Cost of revenue	(34,335)	(147,387)	(68,706)	(151,068)
Gross profit	429,420	877,123	588,425	969,961
Operating expenses:
General and administrative expenses	(64,001)	(30,865)	(102,854)	(67,557)
Total operating expenses	(64,001)	(30,865)	(102,854)	(67,557)
Other income:
Interest income	0	34	0	34
INCOME BEFORE INCOME TAXES	365,419	846,292	485,571	902,438
Income tax expense	(58,424)	(124,938)	(71,264)	(129,655)
NET INCOME	306,995	721,354	414,307	772,783
Other comprehensive (loss) income:
Foreign currency translation (loss) gain	5,757	1,210	(8,009)	5,945
COMPREHENSIVE INCOME	$ 312,752	$ 722,564	$ 406,298	$ 778,728
Net income per share
- Basic and diluted	$ 0.01	$ 0.03	$ 0.01	$ 0.05
Weighted average shares outstanding
- Basic and diluted	28,110,000	21,620,778	28,110,000	15,810,389